ACCRUED EXPENSES AND OTHER LIABILITIES - Summary (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued wages, commission and bonus	$ 270	$ 393	$ 1,145
Accrued professional fees	95	176	148
Deferred financial advisory fees	1,000	1,000	1,000
Other liabilities	402	382	261
Accrued expense and other current liabilities	$ 1,767	$ 1,951	$ 2,554